CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fixed income securities, at fair value, amortized cost (in dollars)	$ 43,481	$ 47,486
Equity securities, at fair value, cost (in dollars)	143	164
Short-term, at fair value, amortized cost (in dollars)	$ 593	$ 1,257
Common stock, par value (in dollars per share)	$ 227	$ 227
Common stock, shares authorized	23,800	23,800
Common stock, shares outstanding	23,800	23,800
Series A
Redeemable preferred stock, par value (in dollars per share)	$ 100	$ 100
Redeemable preferred stock, shares authorized	1,500,000	1,500,000
Redeemable preferred stock, shares issued	0	0
Series B
Redeemable preferred stock, par value (in dollars per share)	$ 100	$ 100
Redeemable preferred stock, shares authorized	1,500,000	1,500,000
Redeemable preferred stock, shares issued	0	0